Ultimate controlling party	12 Months Ended
Sep. 30, 2020
Ultimate controlling party
Ultimate controlling party	23. Ultimate controlling party As at 30 September 2020 the Directors consider there to be no ultimate controlling party as no single shareholder controls more than 50% of votes in general meeting.